Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 15,269	$ 204,091	$ 152,250
Current tax expense (income), related to Pillar Two income taxes	3,000	3,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	237,000	170,000
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	107,413
Deferred tax assets	0	37,594
New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	35,912
Deferred tax assets	0	10,055
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4,282	47,022
Deferred tax assets	$ 1,049	$ 11,520